Summary of Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Number of options
Number of options, Outstanding at beginning of year | shares	33,076
Number of options, Granted | shares	5,822
Number of options, Exercised | shares	(9,031)
Number of options, Forfeited | shares	(1,605)
Number of options, Expired | shares	(54)
Number of options, Outstanding at end of year | shares	28,208
Number of options, Vested or expected to vest at end of year | shares	27,712
Number of options , Exercisable at end of year | shares	16,364
Stock options grant weighted-average exercise price
Weighted-average exercise price, Outstanding at beginning of year | $ / shares	$ 35.73
Weighted-average exercise price, Granted | $ / shares	51.42
Weighted-average exercise price, Exercised | $ / shares	33.80
Weighted-average exercise price, Forfeited | $ / shares	41.81
Weighted-average exercise price, Expired | $ / shares	34.25
Weighted Average Exercise Price Outstanding at end of year | $ / shares	39.25
Weighted Average Exercise Price Vested or expected to vest at end of year | $ / shares	39.07
Weighted Average Exercise Price Exercisable at end of year | $ / shares	$ 35.51
Stock options grant Weighted-average remaining contractual life
Weighted average remaining contractual life, Outstanding at end of year	6 years 2 months 12 days
Weighted average remaining contractual life, Vested or expected to vest at end of year	6 years 1 month 6 days
Weighted average remaining contractual life, Exercisable at end of year	4 years 9 months 18 days
Stock options grant aggregate intrinsic value
Aggregate intrinsic value, outstanding, ending balance | $	$ 715,900
Aggregate intrinsic value,Vested or expected to vest at end of year | $	708,533
Aggregate intrinsic value, Exercisable at end of year | $	$ 476,756